Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014 item property	Dec. 31, 2013 item property	Dec. 31, 2012 property
Investments in Unconsolidated Entities
Number of joint venture properties	2	11	14
Segment Disclosure
Number of reportable segments	1	1
Recurring | Level 3
Fair Value Measurements
Investments	$ 0	$ 0